Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2021

A.	DATES	Begin	End	# days
1	Payment Date		3/15/2021
2	Collection Period	2/1/2021	2/28/2021	28
3	Monthly Interest Period-Actual	2/16/2021	3/14/2021	27
4	Monthly Interest - Scheduled	2/15/2021	3/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	208,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	94,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	302,000,000.00	74,553,648.93	-	-	55,378,721.41	19,174,927.52	0.0634931
9	Class A-4 Notes	70,000,000.00	70,000,000.00			-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	144,553,648.93	-	-	55,378,721.41	89,174,927.52
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	184,353,648.93	$0.00	$0.00	$55,378,721.41	128,974,927.52

	Overcollateralization
13	Exchange Note	42,104,423.90	20,052,199.46				16,729,476.17
14	Series 2018-B Notes	93,656,047.10	129,797,475.90				133,120,199.19

15	Total Overcollateralization	135,760,471.00	149,849,675.36				149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall

17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.10738%	0.28738%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		3.19000%	198,188.45	0.6562531	55,378,721.41	183.3732497	0.00
21	Class A-4 Notes		3.30000%	192,500.00	2.7500000	0.00	0.0000000	0.00
22	Total Class A Notes			390,688.45	0.5133882	55,378,721.41	72.7709874	0.00
23	Class B Notes		3.43000%	113,761.67	2.8583334	0.00	0.0000000	0.00

24	Totals			504,450.12	0.6299327	55,378,721.41	69.1542475	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		894,456,047.10	314,151,124.83				262,095,126.71

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	278,824,602.88
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	267,400,080.64

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	3,487	18,112,417.82
30	Turn-in Ratio on Scheduled Terminations			44.79%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	17,478	334,203,324.29
32	Depreciation/Payments		(2,770,134.57)
33	Gross Credit Losses	(59)	(1,260,864.94)
34	Early Terminations — Regular	(3)	(64,463.16)
35	Scheduled Terminations — Returned	(2,281)	(37,848,674.67)
36	Payoff Units & Lease Reversals	(652)	(13,434,584.07)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	14,483	278,824,602.88

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2021

C.	SERVICING FEE
39	Servicing Fee Due	278,502.77

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(43,721.54)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	12,481	97.94%	243,830,896.84
46	31 - 60 Days Delinquent	199	1.56%	4,052,818.35
47	61 - 90 Days Delinquent	52	0.41%	1,018,229.02
48	91 -120 Days Delinquent	11	0.09%	268,058.55
49	121+ Days Delinquent	-	-	-

50	Total	12,743	100.00%	249,170,002.76

51	Total 61+ Delinquent as % End of Period Securitization Value				0.46%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.05%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,284	37,913,137.83
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(43,737,743.41)
56	Less: Excess Wear and Tear Received in Current Period		(159,731.63)
57	Less: Excess Mileage Received in Current Period		(92,264.82)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(6,076,602.03)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-21.82%
60	Prior Period Net Residual Losses/(Gains) Ratio		-13.12%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-7.13%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-5.10%
63	Four Month Average		-11.79%

64	Beginning Cumulative Net Residual Losses		(16,131,793.49)
65	Current Period Net Residual Losses		(6,076,602.03)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(22,208,395.52)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.37%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	59	1,260,864.94
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,404,799.81)

70	Current Period Net Credit Losses/(Gains)		(143,934.87)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		-0.52%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.77%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		-0.06%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		-0.01%
75	Four Month Average		0.05%

76	Beginning Cumulative Net Credit Losses		7,730,345.40
77	Current Period Net Credit Losses		(143,934.87)

78	Ending Cumulative Net Credit Losses		7,586,410.53

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.81%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS
80	Lease Payments Received	4,676,833.40
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	43,920,383.96
82	Liquidation Proceeds, Recoveries & Expenses	1,266,115.27
83	Insurance Proceeds	138,684.54
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	69,355.90
85	Payoff Payments	15,374,221.05
86	All Other Payments Received	-

87	Collected Amounts	65,445,594.12

88	Investment Earnings on Collection Account	5,613.18

89	Total Collected Amounts - Available for Distribution	65,451,207.30

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	278,502.77
91	Interest on the Exchange Note - to the Trust Collection Account	897,948.63
92	Principal on the Exchange Note - to the Trust Collection Account	52,055,998.12
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	9,554,110.63
94	Remaining Funds Payable to Trust Collection Account	2,664,647.15

95	Total Distributions	65,451,207.30

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	71,423,704.53

97	Investment Earnings on Reserve Account	359.25

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	71,424,063.78

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	13,925.14
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	390,688.45
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	55,378,721.41
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	9,275,967.11
110	Retained Amounts	6,251,000.00

111	Total Distributions	71,424,063.78

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.